Hybrid Financial Instruments: Convertible debentures with embedded derivatives (Details) - Schedule of Embedded Derivatives	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [abstract]
At January 1, 2024	$ 0
Additions	26,539,000
Fair value reassessment	(5,771,000)
As at December 31, 2024	20,768,000
Total Convertible debentures with embedded derivatives	$ 47,003,808